UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 05/31/12

Item 1. Schedule of Investments.

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶
(Percentages of each investment category relate to total net assets)

High Yield Corporate Bonds — 25.0%
Basic Industry — 4.6%
AK Steel, 7.63%, 5/15/20	$250,000	$231,250
Alpha Natural Resources, 6.00%, 6/1/19	200,000	179,000
ALROSA Finance SA, 7.75%, 11/3/20 ■	200,000	207,000
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	156,694
Georgia Gulf, 9.00%, 1/15/17 ■	180,000	202,050
Hexion US Finance, 9.00%, 11/15/20	175,000	152,688
INEOS Group Holdings SA, 8.50%, 2/15/16 ■	150,000	135,375
JMC Steel Group, 8.25%, 3/15/18 ■	130,000	131,300
Longview Fibre Paper & Packaging, 8.00%, 6/1/16 ■	200,000	198,500
LyondellBasell Industries NV, 5.00%, 4/15/19 ■	200,000	203,500
Patriot Coal, 8.25%, 4/30/18	150,000	73,875
Resolute Forest Products, 10.25%, 10/15/18	300,000	339,750
Reynolds Group Issuer LLC, 8.50%, 5/15/18 ■	200,000	187,500
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	176,000
Taminco Global Chemical, 9.75%, 3/31/20 ■	150,000	152,625
Taseko Mines, 7.75%, 4/15/19	325,000	308,750
Tembec Industries, 11.25%, 12/15/18	200,000	198,500
Thompson Creek Metals, 7.38%, 6/1/18	150,000	123,750
USG, 9.75%, 1/15/18	150,000	154,500
Verso Paper Holdings LLC, 8.75%, 2/1/19	250,000	88,750

		3,601,357

Capital Goods — 2.8%
American Axle & Manufacturing, 7.88%, 3/1/17	200,000	205,750
Associated Materials LLC, 9.13%, 11/1/17	100,000	87,375
Commercial Vehicle Group, 7.88%, 4/15/19	250,000	250,000
Fosun International, 7.50%, 5/12/16 ■	250,000	228,125
Huntington Ingalls Industries, 7.13%, 3/15/21	175,000	181,562
Navistar International, 8.25%, 11/1/21	269,000	282,450
Nortek, 8.50%, 4/15/21	200,000	194,000
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 ■	200,000	188,000
Terex, 6.50%, 4/1/20	150,000	149,625
United Rentals North America, 8.38%, 9/15/20	400,000	408,000

		2,174,887

Communications — 3.1%
Clearwire Communications LLC, 12.00%, 12/1/15 ■	250,000	216,875
Digicel Group, 7.00%, 2/15/20 ■	200,000	193,500
Frontier Communications, 8.50%, 4/15/20	250,000	250,625
Harron Communications LP, 9.13%, 4/1/20 ■	150,000	157,125
Integra Telecom Holdings, 10.75%, 4/15/16 ■	175,000	167,562
Intelsat Jackson Holdings, 7.25%, 4/1/19	200,000	199,750
McClatchy, 11.50%, 2/15/17	150,000	151,500
Media General, 11.75%, 2/15/17	100,000	105,750
NII Capital, 8.88%, 12/15/19	250,000	231,250
Sprint Capital, 6.90%, 5/1/19	250,000	217,500
UPCB Finance III, 6.63%, 7/1/20 ■	200,000	197,000
Windstream, 7.88%, 11/1/17	200,000	213,000
WMG Acquisition, 11.50%, 10/1/18 ■	125,000	133,125

		2,434,562

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶
Consumer Cyclical — 4.0%
American Airlines Pass-Through Trust, Series 2011-1, Class B, 7.00%, 1/31/18 ■	$186,067	$184,206
Chrysler Group LLC, 8.00%, 6/15/19	200,000	200,500
Dana Holding, 6.50%, 2/15/19	300,000	315,000
DynCorp International, 10.38%, 7/1/17	100,000	85,750
Ford Motor, 7.45%, 7/16/31	100,000	130,250
Gymboree, 9.13%, 12/1/18	125,000	110,938
Hertz, 7.38%, 1/15/21	200,000	209,750
JB Poindexter & Co., 9.00%, 4/1/22 ■	200,000	200,000
KB Home, 8.00%, 3/15/20	175,000	169,312
Meritage Homes, 7.00%, 4/1/22 ■	200,000	203,000
MGM Resorts International, 8.63%, 2/1/19 ■	150,000	158,625
Realogy,
11.50%, 4/15/17	125,000	110,625
9.00%, 1/15/20 ■	100,000	100,000
Rite Aid, 10.38%, 7/15/16	250,000	263,437
RR Donnelley & Sons, 8.25%, 3/15/19	200,000	190,500
Sealy Mattress, 10.88%, 4/15/16 ■	50,000	54,251
Taylor Morrison Communities, 7.75%, 4/15/20 ■	200,000	206,000
Wynn Las Vegas LLC, 7.88%, 11/1/17	230,000	250,700

		3,142,844

Consumer Non Cyclical — 2.3%
FAGE Dairy Industry USA, 9.88%, 2/1/20 ■	150,000	135,000
HCA Holdings, 7.75%, 5/15/21	150,000	154,125
Health Management Associates, 7.38%, 1/15/20 ■	200,000	205,000
Healthsouth, 7.25%, 10/1/18	250,000	260,625
JBS USA LLC, 7.25%, 6/1/21 ■	200,000	180,000
Kindred Healthcare, 8.25%, 6/1/19	150,000	130,500
Kinetic Concepts, 12.50%, 11/1/19 ■	125,000	111,250
STHI Holding, 8.00%, 3/15/18 ■	150,000	157,500
SUPERVALU, 8.00%, 5/1/16	250,000	249,375
Valeant Pharmaceuticals International, 6.88%, 12/1/18 ■	250,000	246,875

		1,830,250

Electric — 0.5%
Covanta Holding, 6.38%, 10/1/22	150,000	155,532
Energy Future Holdings, 10.88%, 11/1/17	100,000	82,250
Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	171,000

		408,782

Energy — 4.9%
Alta Mesa Holdings LP, 9.63%, 10/15/18	150,000	147,750
Bill Barrett, 7.00%, 10/15/22	265,000	251,750
Calumet Specialty Products Partners LP, 9.38%, 5/1/19	175,000	178,937
Chesapeake Energy, 6.88%, 11/15/20	200,000	189,500
Energy XXI Gulf Coast, 9.25%, 12/15/17	200,000	215,000
Everest Acquisition LLC, 6.88%, 5/1/19 ■	175,000	179,375
Forbes Energy Services, 9.00%, 6/15/19	125,000	115,938
Heckmann, 9.88%, 4/15/18 ■	150,000	142,500
Holly Energy Partners LP, 6.50%, 3/1/20 ■	250,000	248,750
Inergy LP, 7.00%, 10/1/18	220,000	224,400
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 ■	310,000	298,375
OSX 3 Leasing BV, 9.25%, 3/20/15 ■	200,000	204,500
PBF Holding LLC, 8.25%, 2/15/20 ■	175,000	168,000
PetroBakken Energy, 8.63%, 2/1/20 ■	150,000	152,250
Quicksilver Resources, 9.13%, 8/15/19	255,000	235,875
Samson Investment, 9.75%, 2/15/20 ■	150,000	149,250

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶
SM Energy, 6.63%, 2/15/19	$250,000	$257,500
Stone Energy, 8.63%, 2/1/17	150,000	153,750
United Refining, 10.50%, 2/28/18	200,000	204,500
Vanguard Natural Resources LLC, 7.88%, 4/1/20	150,000	148,125

		3,866,025

Finance — 1.2%
Aircastle, 6.75%, 4/15/17 ■	200,000	198,000
Ally Financial, 7.50%, 9/15/20	250,000	274,375
Community Choice Financial, 10.75%, 5/1/19 ■	175,000	172,813
E*TRADE Financial, 6.75%, 6/1/16	200,000	203,000
Springleaf Finance, Series MTN, 6.90%, 12/15/17	150,000	117,750

		965,938

Natural Gas — 0.8%
AmeriGas Finance LLC, 6.75%, 5/20/20	150,000	147,750
NGPL PipeCo LLC, 7.12%, 12/15/17 ■	175,000	167,125
Sabine Pass LNG, 7.50%, 11/30/16	150,000	158,625
Southern Union, 3.48%, 11/1/66 Δ	200,000	168,750

		642,250

Sovereigns — 0.3%
Republic of Uruguay, 8.00%, 11/18/22	187,500	255,000

Technology — 0.5%
First Data, 8.75%, 1/15/22 ■	85,000	82,238
Freescale Semiconductor, 8.05%, 2/1/20	150,000	142,500
Goodman Networks, 12.13%, 7/1/18 ■	200,000	202,000

		426,738

Total High Yield Corporate Bonds (Cost: $20,123,179)		19,748,633

U.S. Government Agency Mortgage-Backed Securities — 38.9%
Adjustable Rate Δ — 0.4%
Federal Home Loan Mortgage Corporation, 2.14%, 9/1/18, #605911	58	59
Federal National Mortgage Association,
2.99%, 7/1/27, #070179	825	884
2.26%, 10/1/32, #725110 a	180,370	190,449
Government National Mortgage Association, 1.63%, 12/20/22, #008096	145,102	150,409

		341,801

Fixed Rate — 38.5%
Federal Home Loan Mortgage Corporation Gold, a
6.50%, 11/1/28, #C00676	98,413	112,936
5.50%, 10/1/33, #A15120	385,224	426,656
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	46,351	48,092
7.00%, 7/1/17, #254414 a	92,427	100,723
5.00%, 11/1/18, #750989 a	161,861	176,669
5.00%, 2/1/19, #767182 a	271,729	294,296
5.00%, 2/1/21, #745279 a	235,072	254,814
5.50%, 4/1/21, #840466 a	195,284	212,452
6.00%, 5/1/29, #323702 a	162,147	182,883
7.00%, 9/1/31, #596680 a	102,956	115,130
6.50%, 6/1/32, #596712 a	143,720	159,216
5.50%, 6/1/33, #709700 a	144,482	158,782

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶
5.50%, 11/1/33, #555967 a	$550,843	$605,364
6.00%, 11/1/33, #743642 a	185,488	209,209
5.50%, 12/1/33, #756202 a	307,129	337,529
6.00%, 1/1/34, #763687 a	371,922	418,246
5.50%, 2/1/34, #766070 a	422,422	469,118
6.00%, 3/1/34, #745324 a	313,058	353,094
6.50%, 6/1/34, #735273 a	418,106	478,557
6.00%, 1/1/35, #810225 a	400,880	448,138
5.50%, 3/1/35, #815979 a	545,012	597,594
5.00%, 7/1/35, #828346 a	497,546	539,330
5.50%, 3/1/36, #878059 a	344,965	376,738
6.00%, 6/1/36, #882685 a	829,325	917,242
5.50%, 4/1/37, #888284 a	775,081	846,469
5.00%, 6/1/37, #944244 a	734,714	796,185
5.50%, 6/1/38, #995018 a	787,397	859,920
4.00%, 6/1/42 ê	4,605,000	4,902,166
4.50%, 6/1/42 ê	6,275,000	6,730,918
5.00%, 6/1/42 ê	6,715,000	7,273,184
Government National Mortgage Association, a
5.50%, 8/15/33, #604567	597,596	670,895
6.00%, 7/15/34, #631574	288,995	329,906

		30,402,451

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $29,730,117)		30,744,252

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 22.0%
Adjustable Rate Δ — 4.8%
Goldman Sachs Mortgage Loan Trust,
4.65%, 10/25/33, Series 2003-10, Class 1A1	273,529	274,584
3.06%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,268,318	483,923
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 6.15%, 4/25/36 ¥	1,458,362	307,353
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.20%, 7/25/36	1,223,864	908,890
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.67%, 1/25/37 ¥	73,059	3,455
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.30%, 11/25/33	722,511	595,734
Washington Mutual Mortgage Pass-Through Certificates,
5.32%, 9/25/36, Series 2007-HY2, Class 3A2 ¥	560,242	34,976
2.71%, 2/25/37, Series 2007-HY1, Class 4A1	632,333	457,468
2.57%, 2/25/37, Series 2007-HY1, Class 1A1	487,411	310,484
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.61%, 6/25/33 ¥	302,616	178,582
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 2.63%, 10/25/36	336,375	248,079

		3,803,528

Fixed Rate — 17.2%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 6.40%, 4/25/37 ¥	216,256	6,145
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	539,954	239,267
Citigroup Mortgage Loan Trust, Series 2010-10, Class 7A1, 4.78%, 12/25/32 ■	483,498	480,557
Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A4, 5.50%, 4/25/35	222,469	220,849
Credit Suisse First Boston Mortgage Securities Corporation,
6.21%, 4/25/33, Series 2003-8, Class DB1	1,024,975	989,100
6.00%, 12/25/35, Series 2005-11, Class 6A7 ¥	1,000,000	561,674
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35 ¥	770,990	293,706
Goldman Sachs Mortgage Loan Trust, Series 2005-4F, Class B1, 5.77%, 5/25/35 ¥	2,263,560	1,463,586
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	191,300	193,497
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ■	669,493	669,679
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ■	691,324	717,627

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶
6.15%, 4/25/36, Series 2006-RP2, Class B2 ¥	$1,312,480	$167,928
6.74%, 3/25/43, Series 2003-1, Class B2 ¥	1,347,021	638,073
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	492,559	461,091
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	691,102	476,951
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 5.79%, 7/25/47	208,456	210,249
MASTR Alternative Loans Trust,
7.00%, 1/25/34, Series 2004-1, Class 3A1	639,172	668,419
7.00%, 6/25/34, Series 2004-5, Class 6A1	865,408	920,648
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ■	679,048	708,427
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ■	466,673	448,006
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥	894,883	440,259
Residential Accredit Loans, Series 2003-QS12, Class M1, 5.00%, 6/25/18 ¥	412,686	335,692
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.34%, 4/25/31 ¥	658,703	376,734
Vericrest Opportunity Loan Transferee, ■
9.08%, 12/26/50, Series 2011-NL1A, Class A2	750,000	755,613
5.68%, 6/25/51, Series 2011-NL2A, Class A1	243,551	244,034
5.19%, 9/25/51, Series 2011-NL3A, Class A1	309,084	309,604
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.48%, 8/25/38	128,975	137,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7, ¥
4.72%, 7/25/19, Class B2	289,890	246,569
4.72%, 7/25/19, Class B3	217,515	171,589

		13,552,665

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost: $22,158,318)		17,356,193

Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities — 1.3%
Fixed Rate — 1.3%
Federal National Mortgage Association,
7.07%, 2/25/42, Series 2002-W1, Class 2A	222,159	261,524
5.75%, 12/25/42, Series 2003-W1, Class B1 ¥	1,034,884	436,602
6.01%, 7/25/44, Series 2004-W14, Class B2 ¥	867,206	352,386

Total Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities (Cost: $1,137,223)		1,050,512

Commercial Mortgage-Backed Securities — 21.1%
Other — 21.1%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ■	405,000	463,756
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 Δ	500,000	525,351
Bear Stearns Commercial Mortgage Securities, Δ
5.72%, 9/11/38, Series 2006-PW12, Class A4	500,000	566,500
5.58%, 9/11/41, Series 2006-PW13, Class AM	500,000	521,271
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 Δ	500,000	573,393
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/5/27 ■	1,000,000	1,013,335
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	970,634
5.74%, 12/10/49, Series 2007-GG11, Class A4	710,000	774,878
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.79%, 8/10/45 Δ	500,000	545,761
JP Morgan Chase Commercial Mortgage Securities Corporation,
5.25%, 7/15/46, Series 2011-C4, Class C ■ Δ	750,000	709,266
5.44%, 6/12/47, Series 2007-CB18, Class A4	600,000	665,884
5.79%, 2/12/51, Series 2007-CB20, Class A4 Δ	600,000	687,706
LB-UBS Commercial Mortgage Trust,
6.16%, 4/15/41, Series 2008-C1, Class A2 Δ	752,000	874,649
6.16%, 4/15/41, Series 2008-C1, Class AM Δ	210,000	215,731
5.87%, 9/15/45, Series 2007-C7, Class A3	600,000	676,450

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	VALUE ¶
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	$960,000	$1,088,024
Morgan Stanley Capital I, Δ
6.28%, 1/11/43, Series 2008-T29, Class A4	1,125,000	1,344,753
5.45%, 2/12/44, Series 2007-HQ11, Class A4	600,000	670,365
5.25%, 9/15/47, Series 2011-C1, Class C ■	250,000	245,896
Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4B, 5.79%, 8/12/45 ■ Δ	1,000,000	1,004,247
RREF LLC, Series 2012-LT1A, Class A, 4.75%, 2/15/25 ■	681,938	683,395
Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ■	477,168	499,312
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	372,652	372,772
WF-RBS Commercial Mortgage Trust, ■
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	243,774
5.34%, 3/15/44, Series 2011-C3, Class C	750,000	723,134

Total Commercial Mortgage-Backed Securities (Cost: $14,185,027)		16,660,237

Asset-Backed Securities — 19.1%
Home Equity — 10.6%
AH Mortgage Advance Trust, ■
5.92%, 5/10/43, Series SART-1, Class B1	1,000,000	1,002,500
7.04%, 3/13/44, Series SART-3, Class 1D	1,487,000	1,492,576
Bayview Financial Acquisition Trust,
6.07%, 2/25/33, Series 2003-AA, Class M3 ■ Δ ¥	486,575	454,870
5.50%, 12/28/35, Series 2005-D, Class AF4 Δ	750,000	605,993
5.70%, 2/28/41, Series 2006-A, Class 1A5	1,148,814	1,147,195
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF2, 5.34%, 5/25/36 Δ	494,839	379,088
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35 ¥	631,199	442,147
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.35%, 2/25/37 Δ	240,609	224,648
RBSSP Resecuritization Trust, ■ Δ
0.57%, 7/26/36, Series 2010-8, Class 4A1	461,642	436,730
0.41%, 3/26/37, Series 2010-11, Class 2A1	368,574	361,657
Renaissance Home Equity Loan Trust,
5.14%, 11/25/35, Series 2005-3, Class AF4	1,000,000	725,879
5.75%, 2/25/36, Series 2005-4, Class A6	879,827	667,726
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29	491,320	408,816

		8,349,825

Manufactured Housing — 6.2%
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■ Δ	20,687	20,762
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	34,312	34,877
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 4/15/40	393,771	402,535
Mid-State Trust,
5.75%, 1/15/40, Series 2005-1, Class A	1,185,274	1,256,806
5.25%, 12/15/45, Series 2010-1, Class M ■	702,401	720,421
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	579,954	593,055
Origen Manufactured Housing,
6.64%, 1/15/35, Series 2004-A, Class M2	708,147	725,785
5.73%, 11/15/35, Series 2004-B, Class M1 Δ	302,838	318,690
5.99%, 1/15/37, Series 2005-B, Class M1	742,667	784,226

		4,857,157

Other — 2.3%
321 Henderson Receivables LLC, ■
4.07%, 1/15/48, Series 2010-2A, Class A	684,926	709,902
9.31%, 7/15/61, Series 2010-1A, Class B	495,000	607,380

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR/ SHARES	VALUE ¶
7.14%, 2/15/67, Series 2012-1A, Class B	$500,000	$534,541

		1,851,823

Total Asset-Backed Securities (Cost: $14,641,309)		15,058,805

Investment Grade Corporate Bonds — 5.0%
Basic Industry — 1.0%
Alcoa, 5.40%, 4/15/21	350,000	360,912
Cliffs Natural Resources, 4.80%, 10/1/20	200,000	208,386
Southern Copper, 7.50%, 7/27/35	210,000	237,200

		806,498

Communications — 0.4%
Telefonica Emisiones SAU, 5.46%, 2/16/21	350,000	312,600

Finance — 2.6%
Bank of America, 5.00%, 5/13/21	500,000	501,772
Citigroup, 4.50%, 1/14/22	500,000	512,913
Goldman Sachs Group, 6.00%, 6/15/20	500,000	524,967
Morgan Stanley, 5.50%, 7/28/21	500,000	468,172

		2,007,824

Insurance — 0.5%
American International Group, 6.25%, 3/15/37	200,000	175,000
Lincoln National, 6.05%, 4/20/67 Δ	250,000	226,250

		401,250

Real Estate — 0.5%
HRPT Properties Trust - REIT, 6.25%, 8/15/16	400,000	423,271

Total Investment Grade Corporate Bonds (Cost: $3,742,998)		3,951,443

Preferred Stocks — 1.8%
Banking — 0.5%
Bank of America, Series 5	19,000	359,670

Finance — 0.8%
Bank of America, Series L	200	186,800
First Niagara Financial Group	8,000	218,160
Goldman Sachs Group, Series A	13,000	244,530

		649,490

Real Estate Investment Trusts — 0.5%
iStar Financial, Series G	1,000	17,500
LaSalle Hotel Properties, Series H	5,000	128,245
Northstar Realty Finance, Series A	4,000	97,080
Northstar Realty Finance, Series B	5,863	135,582

		378,407

Total Preferred Stocks (Cost: $1,338,054)		1,387,567

Closed-End Funds — 0.6%
Blackrock Credit Allocation Income Trust IV	32,000	419,840

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES/ PAR	VALUE ¶
Pioneer Floating Rate Trust	7,000	$89,600

Total Closed-End Funds (Cost: $486,936)		509,440

Short-Term Investments — 1.5%
Money Market Fund — 1.1%
First American Prime Obligations Fund, Class Z, 0.07% W	835,004	835,004

U.S. Treasury Obligation — 0.4%
U.S. Treasury Bill, 0.03%, 7/26/12 ☐	$350,000	349,983

Total Short-Term Investments (Cost: $1,184,988)		1,184,987

Total Investments ▲ — 136.3% (Cost: $108,728,149)		107,652,069

Other Assets and Liabilities, Net — (36.3)%		(28,689,931)

Total Net Assets — 100.0%		$78,962,138

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2012, the fund held three internally fair valued securities which are disclosed in footnote †.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2012, the total fair value of these investments was $25,226,551 or 31.9% of total net assets.

Δ	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2012.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2012, securities valued at $11,686,632 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$7,705,000	5/14/12	0.35%	6/13/12	$1,348	(1)
3,379,212	5/11/12	0.45%	6/11/12	887	(2)

$11,084,212				$2,235

*	Interest rate as of May 31, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $98,413 par

Federal National Mortgage Association, 6.00%, 12/1/13, $46,351 par

Federal National Mortgage Association, 7.00%, 7/1/17, $92,427 par

Federal National Mortgage Association, 5.00%, 11/1/18, $161,861 par

Federal National Mortgage Association, 5.00%, 2/1/21, $235,072 par

Federal National Mortgage Association, 6.00%, 5/1/29, $162,147 par

Federal National Mortgage Association, 7.00%, 9/1/31, $102,956 par

Federal National Mortgage Association, 5.50%, 6/1/33, $144,482 par

Federal National Mortgage Association, 6.00%, 1/1/34, $371,922 par

Federal National Mortgage Association, 5.50%, 2/1/34, $422,422 par

Federal National Mortgage Association, 6.00%, 3/1/34, $313,058 par

Federal National Mortgage Association, 6.00%, 1/1/35, $400,880 par

Federal National Mortgage Association, 5.00%, 7/1/35, $497,546 par

Federal National Mortgage Association, 5.50%, 3/1/36, $344,965 par

Federal National Mortgage Association, 6.00%, 6/1/36, $829,325 par

Federal National Mortgage Association, 5.50%, 4/1/37, $775,081 par

Federal National Mortgage Association, 5.00%, 6/1/37, $734,714 par

Federal National Mortgage Association, 5.50%, 6/1/38, $787,397 par

Government National Mortgage Association, 5.50%, 8/15/33, $597,596 par

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

Government National Mortgage Association, 6.00%, 7/15/34, $288,995 par

(2)	Barclays:

Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $385,224 par

Federal National Mortgage Association, 5.00%, 2/1/19, $271,729 par

Federal National Mortgage Association, 5.50%, 4/1/21, $195,284 par

Federal National Mortgage Association, 6.50%, 6/1/32, $143,720 par

Federal National Mortgage Association, 2.26%, 10/1/32, $180,370 par

Federal National Mortgage Association, 5.50%, 11/1/33, $550,843 par

Federal National Mortgage Association, 6.00%, 11/1/33, $185,488 par

Federal National Mortgage Association, 5.50%, 12/1/33, $307,129 par

Federal National Mortgage Association, 6.50%, 6/1/34, $418,106 par

Federal National Mortgage Association, 5.50%, 3/1/35, $545,012 par

ê	Security purchased on a when-issued basis. On May 31, 2012, the total cost of investments purchased on a when-issued basis was $18,908,182 or 23.9% of total net assets.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2012, the fair value of these investments was $8,096,607 or 10.3% of total net assets.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2012.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of May 31, 2012.

▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $108,728,149. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,836,070
Gross unrealized depreciation	(6,912,150)

Net unrealized depreciation	$(1,076,080)

REIT—Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Depreciation
U.S. Treasury 2 year Note Futures	September 2012	3	$(661,219)	$(335)
U.S. Treasury 5 year Note Futures	September 2012	89	(11,052,688)	(35,017)
U.S. Treasury 10 year Note Futures	September 2012	39	(5,223,563)	(48,946)
U.S. Treasury Long Bond Futures	September 2012	17	(2,545,219)	(41,876)

				$(126,174)

As of May 31, 2012, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Value
Liability Derivatives
Interest Rate Contracts	$(126,174)

Balance as of May 31, 2012	$(126,174)

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

Summary of Fair Value Exposure

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$19,564,427	$184,206	$19,748,633
U.S. Government Agency Mortgage-Backed Securities	—	30,744,252	—	30,744,252
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	16,908,187	448,006	17,356,193
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	1,050,512	—	1,050,512
Commercial Mortgage-Backed Securities	—	16,660,237	—	16,660,237
Asset-Backed Securities	—	15,058,805	—	15,058,805
Investment Grade Corporate Bonds	—	3,951,443	—	3,951,443
Preferred Stocks	1,143,037	—	244,530	1,387,567
Closed-End Fund	509,440	—	—	509,440
Short-Term Investments	835,004	349,983	—	1,184,987

Total Investments	$2,487,481	$104,287,846	$876,742	$107,652,069

As of May 31, 2012, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(126,174)	$—	$—	$(126,174)

Total Other Financial Instruments	$(126,174)	$—	$—	$(126,174)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Schedule of Investments     |     May 31, 2012 (unaudited)

American Income Fund (MRF)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation- Private Mortgage- Backed Securities	Asset- Backed Securities	Preferred Stocks	Total Fair Value
Balance as of August 31, 2011	$449,074	$750,000	$—	$261,820	$1,460,894
Accrued discounts/premiums	767	125	1	—	893
Realized gain (loss)	(9,688)	261	—	—	(9,427)
Net change in unrealized appreciation or depreciation	36,633	(19,128)	8,605	(17,290)	8,820
Purchases	190,235	—	1,486,810	—	1,677,045
Sales	(482,815)	(15,186)	—	—	(498,001)
Net transfers in and/or (out) of Level 3	—	(268,066)	(1,495,416)	—	(1,763,482)

Balance as of May 31, 2012	$184,206	$448,006	$—	$244,530	$876,742

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2012	$24,708	$(19,128)	$—	$(17,290)	$(11,710)

During the period ended May 31, 2012, the fund recognized no transfers between Level 1 and Level 2. Transfers into or out of Level 3 are shown using beginning of period values.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

Debt obligations

High Yield Corporate Bonds, U.S. Government Agency Mortgage-Backed Securities, Collateralized Mortgage Obligation – Private Mortgage-Backed Securities, Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and Investment Grade Corporate Bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. When the price provided by a pricing service is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Preferred Stocks

When the price provided by a pricing service for a preferred stock is based on a sole broker quote, the value is categorized as Level 3 by the fund.

Quantitative Information about Level 3 Fair Value Measurements

Investments	Fair Value at May 31, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
High Yield Corporate Bonds	$184,206	Broker Quote	N/A	N/A
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	448,006	Broker Quote	N/A	N/A
Preferred Stocks	244,530	Broker Quote	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

AMERICAN INCOME FUND     |     2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date: July 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date: July 30, 2012